Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	J.P. Morgan Exchange-Traded Fund Trust
Entity Central Index Key	0001485894
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000141385 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Diversified Return International Equity ETF
Class Name	JPMorgan Diversified Return International Equity ETF
Trading Symbol	JPIN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Diversified Return International Equity ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Diversified Return International Equity ETF	$41	0.37%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Diversified Return International Equity ETF returned 20.93% for the year ended October 31, 2024. The FTSE Developed ex North America Index (net total return) returned 22.21% and the JP Morgan Diversified Factor International Equity Index (net total return) (the "Index") returned 22.12% for the year ended October 31, 2024.
  The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the Index. The Fund performed in line with the Index, before considering the effects of differences in the Fund’s net asset value calculations versus the Index’s valuation calculations, as well as differences due to specific trading limits, the Fund’s small cash allocation and fees and operating expenses incurred by the Fund.
  On a relative basis to the FTSE Developed ex-North America Index, the Fund’s and the Index's largest contributor to returns was their multi-factor security selection in Asia Pacific ex-Japan and within the consumer discretionary sector, while their largest detractors from returns were an underweight position in the financials sector and their multi-factor security selection within Europe ex-United Kingdom.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Diversified Return International Equity ETF - Net Asset Value	November 5, 2014	20.93%	4.68%	4.47%
FTSE Developed ex North America Index (net total return)		22.21	6.08	5.30
JP Morgan Diversified Factor International Equity Index (net total return)		22.12	4.97	4.81

Performance Inception Date	Nov. 05, 2014
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 339,399,985
Holdings Count | Holding	466
Advisory Fees Paid, Amount	$ 1,361,735
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$339,399,985
Total number of portfolio holdings	466
Portfolio turnover rate	26%
Total advisory fees paid	$1,361,735

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000141386 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Diversified Return Emerging Markets Equity ETF
Class Name	JPMorgan Diversified Return Emerging Markets Equity ETF
Trading Symbol	JPEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Diversified Return Emerging Markets Equity ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Diversified Return Emerging Markets Equity ETF	$48	0.44%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Diversified Return Emerging Markets Equity ETF returned 16.71% for the year ended October 31, 2024. The FTSE Emerging Index (net total return) returned 27.71% and the JP Morgan Diversified Factor Emerging Markets Equity Index (net total return) (the "Index") returned 18.13% for the year ended October 31, 2024.
  The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the Index. The Fund generated a positive absolute return for the twelve months ended October 31, 2024, and differences in net asset value calculations and foreign exchange pricing between the Index and the Fund, and fees and operating expenses incurred by the Fund were responsible for the performance variance.
  On a relative basis to the FTSE Emerging Index, the Fund’s and the Index's largest detractors from returns were their underweight positions in the information technology sector and its multi-factor security selection within Asia Pacific ex-China, while their largest contributors to returns were their underweight positions in China and its security selection within Latin America.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Diversified Return Emerging Markets Equity ETF - Net Asset Value	January 7, 2015	16.71%	4.02%	4.14%
FTSE Emerging Index (net total return)		27.71	5.00	4.82
JP Morgan Diversified Factor Emerging Markets Equity Index (net total return)		18.13	4.69	4.96

Performance Inception Date	Jan. 07, 2015
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 322,419,915
Holdings Count | Holding	543
Advisory Fees Paid, Amount	$ 1,378,704
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$322,419,915
Total number of portfolio holdings	543
Portfolio turnover rate	28%
Total advisory fees paid	$1,378,704

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000146462 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Diversified Return U.S. Equity ETF
Class Name	JPMorgan Diversified Return U.S. Equity ETF
Trading Symbol	JPUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Diversified Return U.S. Equity ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Diversified Return U.S. Equity ETF	$21	0.18%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Diversified Return U.S. Equity ETF returned 31.24% for the year ended October 31, 2024. The Russell 1000 Index returned 38.07% and the JP Morgan Diversified Factor US Equity Index (the "Index") returned 31.48% for the year ended October 31, 2024.
  The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the Index. The Fund performed in line with the Index, before considering operating expenses, fees and tax management of the Fund’s portfolio.
  On a relative basis to the Russell 1000 Index, the Fund’s and the Index's largest detractors from returns were their underweight positions in the information technology sector and an overweight position in the consumer staples sector, while their largest contributor to returns was their multi-factor security selection within the consumer discretionary and real estate sectors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Diversified Return U.S. Equity ETF - Net Asset Value	September 29, 2015	31.24%	11.37%	11.91%
Russell 1000 Index		38.07	15.00	14.74
JP Morgan Diversified Factor US Equity Index		31.48	11.52	12.15

Performance Inception Date	Sep. 29, 2015
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 436,820,675
Holdings Count | Holding	365
Advisory Fees Paid, Amount	$ 780,507
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$436,820,675
Total number of portfolio holdings	365
Portfolio turnover rate	25%
Total advisory fees paid	$780,507

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000168940 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Class Name	JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Trading Symbol	JPME
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Diversified Return U.S. Mid Cap Equity ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Diversified Return U.S. Mid Cap Equity ETF	$28	0.24%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Diversified Return U.S. Mid Cap Equity ETF returned 30.59% for the year ended October 31, 2024. The Russell 3000 Index returned 37.86%, the JP Morgan Diversified Factor US Mid Cap Equity Index (the "Index") returned 30.93%, and the Russell Midcap Index  returned 35.39% for the year ended October 31, 2024.
  The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the Index. The Fund performed in line with the Index, before considering operating expenses, fees and tax management of the Fund’s portfolio.
  On a relative basis to the Russell Midcap Index, the Fund’s and the Index's largest detractors from returns were their overweight positions in the consumer staples sector and its multi-factor security selection within the financials sector, while their largest contributor to returns was their multi-factor security selection within the consumer discretionary and health care sectors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Diversified Return U.S. Mid Cap Equity ETF - Net Asset Value	May 11, 2016	30.59%	10.95%	10.72%
Russell 3000 Index		37.86	14.60	14.26
JP Morgan Diversified Factor US Mid Cap Equity Index		30.93	11.20	11.00
Russell Midcap Index		35.39	10.94	11.25

Performance Inception Date	May 11, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 407,691,100
Holdings Count | Holding	352
Advisory Fees Paid, Amount	$ 901,421
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$407,691,100
Total number of portfolio holdings	352
Portfolio turnover rate	25%
Total advisory fees paid	$901,421

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173015 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Diversified Return U.S. Small Cap Equity ETF
Class Name	JPMorgan Diversified Return U.S. Small Cap Equity ETF
Trading Symbol	JPSE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Diversified Return U.S. Small Cap Equity ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Diversified Return U.S. Small Cap Equity ETF	$33	0.29%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Diversified Return U.S. Small Cap Equity ETF returned 27.56% for the year ended October 31, 2024. The Russell 3000 Index returned 37.86%, the JP Morgan Diversified Factor US Small Cap Equity Index (the "Index") returned 27.92%, and the Russell 2000 Index returned 34.07% for the year ended October 31, 2024.
  The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the Index. The Fund performed in line with the Index, before considering operating expenses, fees and tax management of the Fund’s portfolio.
  On a relative basis to the Russell 2000 Index, the Fund’s and the Index's largest detractor from returns was their multi-factor security selection within the industrials and basic materials sectors, while their largest contributors to returns were their multi-factor security selection within the energy sector and an overweight position in the telecommunications sector.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Diversified Return U.S. Small Cap Equity ETF - Net Asset Value	November 15, 2016	27.56%	10.39%	9.64%
Russell 3000 Index		37.86	14.60	14.16
JP Morgan Diversified Factor US Small Cap Equity Index		27.92	10.57	9.86
Russell 2000 Index		34.07	8.50	8.24

Performance Inception Date	Nov. 15, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 497,805,298
Holdings Count | Holding	558
Advisory Fees Paid, Amount	$ 1,370,591
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$497,805,298
Total number of portfolio holdings	558
Portfolio turnover rate	28%
Total advisory fees paid	$1,370,591

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000194672 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Momentum Factor ETF
Class Name	JPMorgan U.S. Momentum Factor ETF
Trading Symbol	JMOM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Momentum Factor ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Momentum Factor ETF	$15	0.12%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Momentum Factor ETF returned 43.86% for the year ended October 31, 2024. The Russell 1000 Index returned 38.07%, the JP Morgan US Momentum Factor Index (the "Index") returned 43.93%, and the Russell 1000 Growth Index returned 43.77% for the year ended October 31, 2024.
  The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the Index. The Fund performed in line with the Index, before considering operating expenses, fees and tax management of the Fund’s portfolio.
  On a relative basis to the Russell 1000 Index, the Fund’s and the Index's largest contributor to returns was their security selection within the industrials and consumer discretionary sectors, while their largest detractor from returns was their security selection within the financials and information technology sectors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan U.S. Momentum Factor ETF - Net Asset Value	November 8, 2017	43.86%	15.67%	13.79%
Russell 1000 Index		38.07	15.00	13.63
JP Morgan US Momentum Factor Index		43.93	15.80	13.93
Russell 1000 Growth Index		43.77	19.00	17.38

Performance Inception Date	Nov. 08, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 1,159,170,843
Holdings Count | Holding	280
Advisory Fees Paid, Amount	$ 949,805
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$1,159,170,843
Total number of portfolio holdings	280
Portfolio turnover rate	40%
Total advisory fees paid	$949,805

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000194673 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Value Factor ETF
Class Name	JPMorgan U.S. Value Factor ETF
Trading Symbol	JVAL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Value Factor ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Value Factor ETF	$14	0.12%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Value Factor ETF returned 32.01% for the year ended October 31, 2024. The Russell 1000 Index returned 38.07%, the JP Morgan US Value Factor Index (the "Index") returned 32.01%, and the Russell 1000 Value Index returned 30.98% for the year ended October 31, 2024.
  The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the Index. The Fund performed in line with the Index, before considering operating expenses, fees and tax management of the Fund’s portfolio.
  On a relative basis to the Russell 1000 Index, the Fund’s and the Index's largest detractor from returns was their security selection within the technology and health care sectors, while their largest contributor to returns was their security selection within the financials and real estate sectors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee o f future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan U.S. Value Factor ETF - Net Asset Value	November 8, 2017	32.01%	12.31%	10.80%
Russell 1000 Index		38.07	15.00	13.63
JP Morgan US Value Factor Index		32.01	12.42	11.02
Russell 1000 Value Index		30.98	10.14	9.23

Performance Inception Date	Nov. 08, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 676,817,043
Holdings Count | Holding	374
Advisory Fees Paid, Amount	$ 893,468
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$676,817,043
Total number of portfolio holdings	374
Portfolio turnover rate	26%
Total advisory fees paid	$893,468

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000194674 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Quality Factor ETF
Class Name	JPMorgan U.S. Quality Factor ETF
Trading Symbol	JQUA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Quality Factor ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Quality Factor ETF	$14	0.12%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Quality Factor ETF returned 34.23% for the year ended October 31, 2024. The Russell 1000 Index returned 38.07% and the JP Morgan US Quality Factor Index (the "Index") returned 34.21% for the year ended October 31, 2024.
  The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the Index. The Fund performed in line with the Index, before considering operating expenses, fees and tax management of the Fund’s portfolio.
  On a relative basis to the Russell 1000 Index, the Fund’s and the Index's largest detractor from returns was their security selection within the financials and industrials sectors, while their largest contributor to returns was their security selection within the consumer staples and health care sectors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan U.S. Quality Factor ETF - Net Asset Value	November 8, 2017	34.23%	15.14%	14.02%
Russell 1000 Index		38.07	15.00	13.63
JP Morgan US Quality Factor Index		34.21	15.22	14.14

Performance Inception Date	Nov. 08, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 5,024,521,643
Holdings Count | Holding	284
Advisory Fees Paid, Amount	$ 4,813,488
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$5,024,521,643
Total number of portfolio holdings	284
Portfolio turnover rate	21%
Total advisory fees paid	$4,813,488

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000200803 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders Canada ETF
Class Name	JPMorgan BetaBuilders Canada ETF
Trading Symbol	BBCA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan BetaBuilders Canada ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders Canada ETF	$22	0.19%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan BetaBuilders Canada ETF returned 31.51% for the year ended October 31, 2024. The Morningstar® Canada Target Market Exposure IndexSM (net total return) (the "Index") returned 31.31% for the year ended October 31, 2024.
  The Fund performed in line with the Index, before considering the effects of differences in the Fund’s net asset value calculations versus the Index’s valuation calculations and the timing of foreign exchange rate calculations, as well as operating expenses, fees and tax management of the Fund’s portfolio.
  On an absolute basis, the Fund’s largest contributors to returns were its allocations to the financials and information technology sectors, while the sole detractor from returns was its allocation to the health care sector.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders Canada ETF - Net Asset Value	August 7, 2018	31.51%	10.05%	8.64%
Morningstar® Canada Target Market Exposure IndexSM (net total return)		31.31	9.79	8.37

Performance Inception Date	Aug. 07, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 7,177,674,131
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 13,050,370
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$7,177,674,131
Total number of portfolio holdings	80
Portfolio turnover rate	3%
Total advisory fees paid	$13,050,370

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000200804 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
Class Name	JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
Trading Symbol	BBAX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF	$21	0.19%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF returned 21.92% for the year ended October 31, 2024. The Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM (net total return) (the "Index") returned 22.76% for the year ended October 31, 2024.
  The Fund performed in line with the Index, before considering the effects of differences in the Fund’s net asset value calculations versus the Index’s valuation calculations and in the timing of foreign exchange rate calculations, as well as operating expenses, fees and tax management of the Fund’s portfolio.
  From a sector perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to the financials and real estate sectors, while its largest detractors from returns were its allocations to the energy and consumer staples sectors.
  From a country perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to Australia and Singapore, while its exposures to New Zealand and Hong Kong were the smallest contributors. No country detracted from absolute performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF - Net Asset Value	August 7, 2018	21.92%	4.56%	4.39%
Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM (net total return)		22.76	4.65	4.51

Performance Inception Date	Aug. 07, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 4,650,001,759
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 8,521,830
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$4,650,001,759
Total number of portfolio holdings	112
Portfolio turnover rate	4%
Total advisory fees paid	$8,521,830

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000200805 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders Europe ETF
Class Name	JPMorgan BetaBuilders Europe ETF
Trading Symbol	BBEU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan BetaBuilders Europe ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders Europe ETF	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan BetaBuilders Europe ETF returned 22.93% for the year ended October 31, 2024. The Morningstar® Developed Europe Target Market Exposure IndexSM (net total return) (the "Index") returned 22.72% for the year ended October 31, 2024.
  The Fund performed in line with the Index, before considering the effects of differences in the Fund’s net asset value calculations versus the Index’s valuation calculations and in the timing of foreign exchange rate calculations, as well as operating expenses, fees and tax management of the Fund’s portfolio.
  From a sector perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to the financials and industrials sectors, while the sole detractor from returns was its allocation to the energy sector.
  From a country perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to Germany and the United Kingdom, while the sole detractor from returns was its allocation to Portugal.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders Europe ETF - Net Asset Value	June 15, 2018	22.93%	7.33%	5.98%
Morningstar® Developed Europe Target Market Exposure IndexSM (net total return)		22.72	7.08	5.78

Performance Inception Date	Jun. 15, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 6,676,826,411
Holdings Count | Holding	426
Advisory Fees Paid, Amount	$ 6,333,098
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$6,676,826,411
Total number of portfolio holdings	426
Portfolio turnover rate	7%
Total advisory fees paid	$6,333,098

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Industrials Sector Risk” disclosure to its summary prospectus as of March 1, 2024. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]	The Fund added “Industrials Sector Risk” disclosure to its summary prospectus as of March 1, 2024. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000200806 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders Japan ETF
Class Name	JPMorgan BetaBuilders Japan ETF
Trading Symbol	BBJP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan BetaBuilders Japan ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders Japan ETF	$21	0.19%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan BetaBuilders Japan ETF returned 18.79% for the year ended October 31, 2024. The Morningstar® Japan Target Market Exposure IndexSM (net total return) (the "Index") returned 22.13% for the year ended October 31, 2024.
  The Fund performed in line with the Index, before considering the effects of differences in the Fund’s net asset value calculations versus the Index’s valuation calculations and in the timing of foreign exchange rate calculations, as well as operating expenses, fees and tax management of the Fund’s portfolio.
  On an absolute basis, the Fund’s largest contributors to returns were its allocations to the industrials and financials sectors, while its exposures to the utilities and energy sectors were the smallest contributors. No sector detracted from absolute performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders Japan ETF - Net Asset Value	June 15, 2018	18.79%	4.95%	3.80%
Morningstar® Japan Target Market Exposure IndexSM (net total return)		22.13	5.12	3.98

Performance Inception Date	Jun. 15, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 11,774,922,485
Holdings Count | Holding	226
Advisory Fees Paid, Amount	$ 21,274,025
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$11,774,922,485
Total number of portfolio holdings	226
Portfolio turnover rate	5%
Total advisory fees paid	$21,274,025

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000209992 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders U.S. Equity ETF
Class Name	JPMorgan BetaBuilders U.S. Equity ETF
Trading Symbol	BBUS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Equity ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders U.S. Equity ETF	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan BetaBuilders U.S. Equity ETF returned 38.35% for the year ended October 31, 2024. The Morningstar® US Target Market Exposure IndexSM (the "Index") returned 38.35% for the year ended October 31, 2024.
  The Fund performed in line with the Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  On an absolute basis, the Fund’s largest contributors to returns were its allocations to the information technology and financials sectors, while its exposures to the energy and materials sectors were the smallest contributors. No sector detracted from absolute performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders U.S. Equity ETF - Net Asset Value	March 12, 2019	38.35%	15.16%	15.26%
Morningstar® US Target Market Exposure IndexSM		38.35	15.19	15.30

Performance Inception Date	Mar. 12, 2019
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 4,014,252,721
Holdings Count | Holding	558
Advisory Fees Paid, Amount	$ 612,905
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$4,014,252,721
Total number of portfolio holdings	558
Portfolio turnover rate	3%
Total advisory fees paid	$612,905

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000216193 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders International Equity ETF
Class Name	JPMorgan BetaBuilders International Equity ETF
Trading Symbol	BBIN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan BetaBuilders International Equity ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders International Equity ETF	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan BetaBuilders International Equity ETF returned 21.88% for the year ended October 31, 2024. The Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (net total return) (the "Index") returned 22.65% for the year ended October 31, 2024.
  The Fund performed in line with the Index, before considering the effects of differences in the Fund’s net asset value calculations versus the Index’s valuation calculations and in the timing of foreign exchange rate calculations, as well as operating expenses, fees and tax management of the Fund’s portfolio.
  From a sector perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to the financials and industrials sectors, while the sole detractor from returns was its allocation to the energy sector.
  From a country perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to Japan and Germany, while the sole detractor from returns was its allocation to Portugal.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders International Equity ETF - Net Asset Value	December 3, 2019	21.88%	6.51%
Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (net total return)		22.65	6.37

Performance Inception Date	Dec. 03, 2019
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 4,768,017,540
Holdings Count | Holding	768
Advisory Fees Paid, Amount	$ 2,908,845
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$4,768,017,540
Total number of portfolio holdings	768
Portfolio turnover rate	5%
Total advisory fees paid	$2,908,845

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000218319 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
Class Name	JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
Trading Symbol	BBMC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan BetaBuilders U.S. Mid Cap Equity ETF returned 34.43% for the year ended October 31, 2024. The Morningstar® US Market IndexSM returned 38.09% and the Morningstar® US Mid Cap Target Market Exposure Extended IndexSM (the "Index") returned 34.49% for the year ended October 31, 2024.
  The Fund performed in line with the Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  On an absolute basis, the Fund’s largest contributors to returns were its allocations to the industrials and financials sectors, while its sole detractor from returns was its allocation to the energy sector.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF - Net Asset Value	April 14, 2020	34.43%	15.95%
Morningstar® US Market IndexSM		38.09	18.26
Morningstar® US Mid Cap Target Market Exposure Extended IndexSM		34.49	15.99

Performance Inception Date	Apr. 14, 2020
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 1,763,249,803
Holdings Count | Holding	595
Advisory Fees Paid, Amount	$ 1,148,824
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$1,763,249,803
Total number of portfolio holdings	595
Portfolio turnover rate	13%
Total advisory fees paid	$1,148,824

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of March 1, 2024. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of March 1, 2024. This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000218815 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Growth ETF
Class Name	JPMorgan International Growth ETF
Trading Symbol	JIG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan International Growth ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Growth ETF	$62	0.55%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan International Growth ETF returned 25.64% for the year ended October 31, 2024. The MSCI ACWI ex USA Index (net total return) returned 24.33% and the MSCI ACWI ex USA Growth Index (net total return) (the "Index") returned 25.18% for the year ended October 31, 2024.
  The Fund’s security selection in the information technology and financials sectors contributed to performance relative to the Index.
  The Fund’s security selection in the consumer discretionary and utilities sectors detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan International Growth ETF - Net Asset Value	May 20, 2020	25.64%	5.95%
MSCI ACWI ex USA Index (net total return)		24.33	9.70
MSCI ACWI ex USA Growth Index (net total return)		25.18	6.76

Performance Inception Date	May 20, 2020
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 107,863,453
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 492,619
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$107,863,453
Total number of portfolio holdings	78
Portfolio turnover rate	51%
Total advisory fees paid	$492,619

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000221046 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders U.S. Small Cap Equity ETF
Class Name	JPMorgan BetaBuilders U.S. Small Cap Equity ETF
Trading Symbol	BBSC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Small Cap Equity ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders U.S. Small Cap Equity ETF	$11	0.09%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan BetaBuilders U.S. Small Cap Equity ETF returned 36.40% for the year ended October 31, 2024. The Morningstar® US Market IndexSM returned 38.35% and the Morningstar® US Small Cap Target Market Exposure Extended IndexSM (the "Index") returned 36.40% for the year ended October 31, 2024.
  The Fund performed in line with the Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  On an absolute basis, the Fund’s largest contributors to returns were its allocations to the financials and industrials sectors, while the sole detractor from returns was its allocation to the energy sector.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders U.S. Small Cap Equity ETF - Net Asset Value	November 16, 2020	36.40%	8.16%
Morningstar® US Market IndexSM		38.35	13.41
Morningstar® US Small Cap Target Market Exposure Extended IndexSM		36.40	8.15

Performance Inception Date	Nov. 16, 2020
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 511,426,837
Holdings Count | Holding	786
Advisory Fees Paid, Amount	$ 516,569
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$511,426,837
Total number of portfolio holdings	786
Portfolio turnover rate	20%
Total advisory fees paid	$516,569

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000221056 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Carbon Transition U.S. Equity ETF
Class Name	JPMorgan Carbon Transition U.S. Equity ETF
Trading Symbol	JCTR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Carbon Transition U.S. Equity ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Carbon Transition U.S. Equity ETF	$18	0.15%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Carbon Transition U.S. Equity ETF returned 37.71% for the year ended October 31, 2024. The Russell 1000 Index returned 38.07% and the JPMorgan Asset Management Carbon Transition U.S. Equity Index (the "Index") returned 37.80% for the year ended October 31, 2024.
  The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the Index. The Fund performed in line with the Index, before considering operating expenses, fees and tax management of the Fund’s portfolio.
  On a relative basis to the Russell 1000 Index, the Fund’s largest contributor to returns was its security selection within the industrials and health care sectors, while its security selection within the utilities and consumer staples sectors was the largest detractor.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Carbon Transition U.S. Equity ETF - Net Asset Value	December 9, 2020	37.71%	13.65%
Russell 1000 Index		38.07	12.81
JPMorgan Asset Management Carbon Transition U.S. Equity Index		37.80	13.80

Performance Inception Date	Dec. 09, 2020
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 7,673,782
Holdings Count | Holding	435
Advisory Fees Paid, Amount	$ 8,064
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$7,673,782
Total number of portfolio holdings	435
Portfolio turnover rate	16%
Total advisory fees paid	$8,064

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Amount rounds to less than 0.1%.

C000225965 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan ActiveBuilders Emerging Markets Equity ETF
Class Name	JPMorgan ActiveBuilders Emerging Markets Equity ETF
Trading Symbol	JEMA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan ActiveBuilders Emerging Markets Equity ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan ActiveBuilders Emerging Markets Equity ETF	$37	0.34%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan ActiveBuilders Emerging Markets Equity ETF returned 20.67% for the year ended October 31, 2024. The MSCI Emerging Markets Index (net total return) (the "Index") returned 25.32% for the year ended October 31, 2024.
  The Fund's holdings in China detracted from performance relative to the Index.
  Stock selection in India also detracted from performance relative to the Index.
  The Fund's stock selection in South Africa contributed to performance relative to the Index.
  Exposure to Argentina also added to the Fund’s positive performance, reflecting favorable market conditions and investment decisions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan ActiveBuilders Emerging Markets Equity ETF - Net Asset Value	March 10, 2021	20.67%	(3.52)%
MSCI Emerging Markets Index (net total return)		25.32	(2.01)

Performance Inception Date	Mar. 10, 2021
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 1,050,643,348
Holdings Count | Holding	511
Advisory Fees Paid, Amount	$ 3,293,123
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$1,050,643,348
Total number of portfolio holdings	511
Portfolio turnover rate	50%
Total advisory fees paid	$3,293,123

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000231073 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Climate Change Solutions ETF
Class Name	JPMorgan Climate Change Solutions ETF
Trading Symbol	TEMP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Climate Change Solutions ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Climate Change Solutions ETF	$59	0.49%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Climate Change Solutions ETF returned 39.65% for the year ended October 31, 2024. The MSCI ACWI Index (net total return) (the "Index") returned 32.79% for the year ended October 31, 2024.
  The Fund’s security selection in the industrials sector contributed to performance relative to the Index.
  The Fund’s security selection in the information technology sector detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Climate Change Solutions ETF - Net Asset Value	December 13, 2021	39.65%	0.23%
MSCI ACWI Index (net total return)		32.79	5.93

Performance Inception Date	Dec. 13, 2021
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 15,353,300
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 104,577
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$15,353,300
Total number of portfolio holdings	63
Portfolio turnover rate	51%
Total advisory fees paid	$104,577

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective December 13, 2024, the Fund was classified as a diversified investment company rather than a non-diversified investment company.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-844-457-6383.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds/com/funddocuments
C000231437 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Research Enhanced Equity ETF
Class Name	JPMorgan International Research Enhanced Equity ETF
Trading Symbol	JIRE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan International Research Enhanced Equity ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Research Enhanced Equity ETF	$26	0.24%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan International Research Enhanced Equity ETF returned 21.10% for the year ended October 31, 2024. The MSCI EAFE Index (net total return) (the "Index") returned 22.97% for the year ended October 31, 2024.
  The Fund’s security selection in the consumer staples and technology-software sectors detracted from performance relative to the Index.
  The Fund’s security selection in the basic industries and consumer cyclical & services sectors contributed to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Research Enhanced Equity ETF - Net Asset Value	October 28, 1992*	21.10%	6.48%	5.28%
MSCI EAFE Index (net total return)		22.97	6.24	5.27
*	Inception date for Class R6 Shares of the Predecessor Fund (as defined below).

Performance Inception Date	Oct. 28, 1992	[1]
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 6,503,810,493
Holdings Count | Holding	198
Advisory Fees Paid, Amount	$ 12,387,024
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$6,503,810,493
Total number of portfolio holdings	198
Portfolio turnover rate	19%
Total advisory fees paid	$12,387,024

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000235631 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Sustainable Infrastructure ETF
Class Name	JPMorgan Sustainable Infrastructure ETF
Trading Symbol	BLLD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Sustainable Infrastructure ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Sustainable Infrastructure ETF	$55	0.49%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Sustainable Infrastructure ETF returned 24.78% for the year ended October 31, 2024. The MSCI ACWI Index (net total return) (the "Index") returned 32.79% for the year ended October 31, 2024.
  The Fund’s security selection in the utilities and information technology sectors detracted from performance relative to the Index.
  The Fund’s security selection in the health care and energy sectors contributed to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Sustainable Infrastructure ETF - Net Asset Value	September 7, 2022	24.78%	4.98%
MSCI ACWI Index (net total return)		32.79	17.69

Performance Inception Date	Sep. 07, 2022
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 22,111,123
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 122,083
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$22,111,123
Total number of portfolio holdings	62
Portfolio turnover rate	51%
Total advisory fees paid	$122,083

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000240773 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders Emerging Markets Equity ETF
Class Name	JPMorgan BetaBuilders Emerging Markets Equity ETF
Trading Symbol	BBEM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan BetaBuilders Emerging Markets Equity ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders Emerging Markets Equity ETF	$17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan BetaBuilders Emerging Markets Equity ETF returned 22.84% for the year ended October 31, 2024. The Morningstar® Emerging Markets Target Market Exposure IndexSM (net total return) (the "Index") returned 25.04% for the year ended October 31, 2024.
  The Fund performed in line with the Index, before considering the effects of differences in the Fund’s net asset value calculations versus the Index’s valuation calculations and in the timing of foreign exchange rate calculations, as well as operating expenses, fees and tax management of the Fund’s portfolio.
  From a sector perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to the information technology and financials sectors, while its exposures to the real estate and consumer staples sectors were the smallest contributors. No sector detracted from absolute performance.
  From a country perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to Taiwan and India, while its exposures to the Czech Republic and Egypt were the smallest contributors. No country detracted from absolute performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders Emerging Markets Equity ETF - Net Asset Value	May 10, 2023	22.84%	11.12%
Morningstar® Emerging Markets Target Market Exposure IndexSM (net total return)		25.04	12.65

Performance Inception Date	May 10, 2023
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 610,935,381
Holdings Count | Holding	1,105
Advisory Fees Paid, Amount	$ 868,580
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$610,935,381
Total number of portfolio holdings	1,105
Portfolio turnover rate	14%
Total advisory fees paid	$868,580

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000241063 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Active China ETF
Class Name	JPMorgan Active China ETF
Trading Symbol	JCHI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Active China ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Active China ETF	$70	0.65%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Active China ETF returned 15.31% for the year ended October 31, 2024. The MSCI China All Shares Index (net total return) returned 18.47% for the year ended October 31, 2024.
  The Fund's stock selection in the communication services and industrials sectors detracted from relative performance.
  The Fund's stock selection in the real estate and consumer staples sectors contributed positively to the overall performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Active China ETF - Net Asset Value	March 15, 2023	15.31%	(1.51)%
MSCI China All Shares Index (net total return)		18.47	2.38

Performance Inception Date	Mar. 15, 2023
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 11,916,262
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 69,207
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$11,916,262
Total number of portfolio holdings	49
Portfolio turnover rate	42%
Total advisory fees paid	$69,207

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000243005 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Healthcare Leaders ETF
Class Name	JPMorgan Healthcare Leaders ETF
Trading Symbol	JDOC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Healthcare Leaders ETF (the "Fund") for the period of November 1, 2023 (fund inception) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Healthcare Leaders ETF	$71	0.65%
*	This charge is annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%	[2]
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Healthcare Leaders ETF returned 20.51% for the period from Fund inception to October 31, 2024. The MSCI World Index (net total return) returned 32.30% and the MSCI World Healthcare Index (net total return) (the "Index") returned 19.36% for the period.
  The Fund’s security selection in the pharmaceuticals and medical technology sectors contributed to performance relative to the Index.
  The Fund’s security selection in the health care services sector detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION*
JPMorgan Healthcare Leaders ETF - Net Asset Value	November 1, 2023	20.51%
MSCI World Index (net total return)		32.30
MSCI World Healthcare Index (net total return)		19.36
*	Not annualized.

Performance Inception Date	Nov. 01, 2023
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 7,220,835
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 56,397
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$7,220,835
Total number of portfolio holdings	57
Portfolio turnover rate	55%
Total advisory fees paid	$56,397

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000243909 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Select Equity ETF
Class Name	JPMorgan Global Select Equity ETF
Trading Symbol	JGLO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Global Select Equity ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Global Select Equity ETF	$55	0.47%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Global Select Equity ETF returned 33.57% for the year ended October 31, 2024. The MSCI World Index (net total return) (the "Index") returned 33.68% for the year ended October 31, 2024.
  The Fund’s security selection in the retail and industrial cyclical sectors detracted from performance relative to the Index.
  The Fund’s security selection in the technology (semiconductors & hardware) and media sectors contributed to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Global Select Equity ETF - Net Asset Value	September 13, 2023	33.57%	24.52%
MSCI World Index (net total return)		33.68	22.15

Performance Inception Date	Sep. 13, 2023
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 4,857,897,209
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 12,263,749
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$4,857,897,209
Total number of portfolio holdings	79
Portfolio turnover rate	103%
Total advisory fees paid	$12,263,749

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000243910 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Value ETF
Class Name	JPMorgan International Value ETF
Trading Symbol	JIVE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan International Value ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Value ETF	$62	0.55%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan International Value ETF returned 25.35% for the year ended October 31, 2024. The MSCI ACWI ex USA Index (net total return) returned 24.33% and the MSCI ACWI ex USA Value Index (net total return) (the "Index") returned 23.56% for the year ended October 31, 2024.
  The Fund’s security selection in the banks and insurance sectors contributed to performance relative to the Index.
  The Fund’s security selection in the energy sector and no exposure to the software & services sector detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan International Value ETF - Net Asset Value	September 13, 2023	25.35%	17.61%
MSCI ACWI ex USA Index (net total return)		24.33	14.54
MSCI ACWI ex USA Value Index (net total return)		23.56	14.67

Performance Inception Date	Sep. 13, 2023
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 103,038,901
Holdings Count | Holding	329
Advisory Fees Paid, Amount	$ 198,365
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$103,038,901
Total number of portfolio holdings	329
Portfolio turnover rate	55%
Total advisory fees paid	$198,365

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000244865 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity Laddered Overlay ETF
Class Name	JPMorgan Hedged Equity Laddered Overlay ETF
Trading Symbol	HELO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Hedged Equity Laddered Overlay ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity Laddered Overlay ETF	$56	0.50%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Hedged Equity Laddered Overlay ETF returned 24.45% for the year ended October 31, 2024. The S&P 500 Index returned 38.02% and the ICE BofA 3-Month US Treasury Bill Index (the "Index") returned 5.39% for the year ended October 31, 2024.
  The Fund captured 64% of the Index’s positive return with 50% of its volatility during the period.
  The Fund’s security selection in the basic materials and telecommunications sectors detracted from performance, relative to the Index.
  The Fund’s security selection in the hardware & semiconductors and pharmaceutical/medical technology sectors contributed to performance relative to the Index.
  The technology - hardware & semiconductors and pharmaceutical/medical technology sectors added the most value.
  The basic materials and telecommunications sectors weighed the most on performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity Laddered Overlay ETF - Net Asset Value	September 28, 2023	24.45%	20.60%
S&P 500 Index		38.02	31.51
ICE BofA 3-Month US Treasury Bill Index		5.39	5.41

Performance Inception Date	Sep. 28, 2023
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 1,842,881,793
Holdings Count | Holding	174
Advisory Fees Paid, Amount	$ 3,606,722
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$1,842,881,793
Total number of portfolio holdings	174
Portfolio turnover rate	30%
Total advisory fees paid	$3,606,722

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000248102 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Active Developing Markets Equity ETF
Class Name	JPMorgan Active Developing Markets Equity ETF
Trading Symbol	JADE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Active Developing Markets Equity ETF (the "Fund") for the period of May 16, 2024 (fund inception) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Active Developing Markets Equity ETF	$30	0.65%
*	This charge is annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.65%	[3]
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Active Developing Markets Equity ETF returned 0.23% for the period from Fund inception to October 31, 2024. The MSCI Emerging Markets Index (net total return) (the "Index") returned 3.25% for the period.
  The Fund's holdings in China detracted from performance relative to the Index.
  Stock selection in Taiwan also detracted from relative performance.
  The Fund's stock selection in South Africa contributed to performance relative to the Index.
  Stock selection in Brazil also aided performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION*
JPMorgan Active Developing Markets Equity ETF - Net Asset Value	May 16, 2024	0.23%
MSCI Emerging Markets Index (net total return)		3.25
*	Not annualized.

Performance Inception Date	May 16, 2024
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 14,433,132
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 41,907
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$14,433,132
Total number of portfolio holdings	129
Portfolio turnover rate	15%
Total advisory fees paid	$41,907

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000251303 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Dividend Leaders ETF
Class Name	JPMorgan Dividend Leaders ETF
Trading Symbol	JDIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Dividend Leaders ETF (the "Fund") for the period of September 25, 2024 (fund inception) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Dividend Leaders ETF	$5	0.47%
*	This charge is annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.47%	[4]
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Dividend Leaders ETF returned -1.88% for the period from Fund inception to October 31, 2024. The MSCI ACWI Index (net total return) (the "Index") returned -1.24% for the period.
  The Fund’s security selection in the automobile and consumer staples sectors detracted from performance relative to the Index.
  The Fund’s security selection in the financial services and pharmaceuticals/medical technology sectors contributed to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION*
JPMorgan Dividend Leaders ETF - Net Asset Value	September 25, 2024	(1.88)%
MSCI ACWI Index (net total return)		(1.24)
*	Not annualized.

Performance Inception Date	Sep. 25, 2024
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 5,887,482
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 2,672
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$5,887,482
Total number of portfolio holdings	77
Portfolio turnover rate	7%
Total advisory fees paid	$2,672

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)

[1]	Inception date for Class R6 Shares of the Predecessor Fund (as defined below).
[2]	This charge is annualized.
[3]	This charge is annualized.
[4]	This charge is annualized.